10. Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories
	2018	2017

Stores	4,162	3,564
Distribution centers	1,807	1,307
Real estate inventories (note 10.3)	5	24
Allowance for losses on inventory obsolescence and damages (note 10.2)	(65)	(73)
	5,909	4,822

10.1.Bonuses in inventories

Bonuses from suppliers are included as cost of inventories and recorded to offset cost of sales as the inventories are sold. On December 31, 2018, the unrealized suppliers bonuses, booked as a reduction of inventory balance, amounted to R$315 (R$244 on December 31, 2017).

10.2.Allowance for losses on inventory obsolescence and damages

	2018	2017	2016

At the beginning of the year	(73)	(75)	(150)
Additions	(79)	(110)	(208)
Write-offs	85	111	164
Assets held for sale and discontinued operations (note 32)	2	1	118
Exchange rate changes	-	-	1
At the end of the year	(65)	(73)	(75)

10.3.Real estate inventories

The amount of inventories of real estate units under construction refers to the fair value of the barter of land for real estate units, based on the market value of real estate units received, as observed in comparable market transactions.